Income tax expense - Details of income tax expenses (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)
Current tax expense
Current tax expense with respect to the current period	₩ 615,120		₩ 689,395	₩ 1,332,636
Adjustments recognized in the current period in relation to the tax expense of prior periods	(35,823)		(22,825)	(13,982)
Income tax expense directly attributable to other equity	41,188		5,039	7,852
Sub-total	620,485		671,609	1,326,506
Deferred tax expense
Change in deferred tax assets (liabilities) due to temporary differences	408,941		442,852	(217,805)
Income tax expense (income) directly attributable to equity	18,128		(224,668)	68,802
Others	3,824		766	993
Sub-total	430,893		218,950	(148,010)
Income tax expense	₩ 1,051,378	$ 711,352	₩ 890,559	₩ 1,178,496